Summary of significant accounting policies (Real estate sales and Real estate management services income and Incremental cost to obtain a contract and Income taxes) (Details) - USD ($)		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Accounts Receivable		$ (36,940,910)	$ 63,691,438	$ (6,948,740)
Increase (Decrease) in Income Taxes Payable		88,808,505	40,872,077	21,938,554
Increase (Decrease) In Accumulated Other Comprehensive Income Loss		(100,000)
Increase (Decrease) in Contract with Customer, Asset		6,420,339	$ 0	$ 0
Accounting Standards Update 2014-09 [Member]
Increase (Decrease) In Deferred Income Tax Assets		25,300,000
Accounting Standards Update 2014-09 [Member] | Sales Commission [Member]
Increase (Decrease) In Accumulated Other Comprehensive Income Loss	$ 400,000	(400,000)
Increase (Decrease) In Retained Earnings Deficit	11,300,000	18,500,000
Increase (Decrease) in Contract with Customer, Asset	15,600,000	21,800,000
Increase (Decrease) In Selling And Distribtion Expenses		(7,200,000)
Accounting Standards Update 2014-09 [Member] | Income Tax Expense [Member]
Increase (Decrease) in Income Taxes Payable		50,600,000
Increase (Decrease) In Deferred Income Tax Assets	68,200,000
Increase (Decrease) In Deferred Income Tax Liabilities	(35,300,000)	(13,900,000)
Accounting Standards Update 2014-09 [Member] | Real estate management services income [Member]
Increase (Decrease) in Accounts Receivable	5,500,000	6,800,000
Increase (Decrease) In Accumulated Other Comprehensive Income Loss	100,000	700,000
Increase (Decrease) In Retained Earnings Deficit	$ 4,000,000	5,200,000
Increase (Decrease) In Revenue		$ 1,900,000